OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated February 7, 2008

to Initial Class Prospectus, dated April 23, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Initial Class Prospectus of the above named portfolios, series funds of Old Mutual Funds I (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund of Funds Structure

The Board of Trustees of the Trust approved a proposal to reorganize the Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, and Old Mutual VA Asset Allocation Growth Portfolio, (collectively, the “VA Asset Allocation Portfolios”) from a “fund of managers” structure to a “fund of funds” structure. The reorganization is scheduled for April 2008.

Under the fund of funds structure, the investment objective of each VA Asset Allocation Portfolio will remain the same as its current investment objective. Each of the VA Asset Allocation Portfolios will seek to achieve its investment objective by investing in other mutual funds (“underlying funds”) in the Old Mutual family of funds, rather than directly holding portfolio securities. Ibbotson Associates Advisors, LLC will continue to act as a sub-advisor and assist Old Mutual Capital, Inc. (“Old Mutual Capital”), the investment advisor, in allocating each VA Asset Allocation Portfolio’s assets among the underlying funds, subject to the supervision of Old Mutual Capital.

Old Mutual Capital believes that the VA Asset Allocation Portfolios and their shareholders will benefit from the fund of funds structure. For example, this structure will provide: (1) increased diversification and product flexibility through the addition of underlying funds; (2) significant reduction in proxy solicitation costs to add new investments and new sub-advisors; and (3) increased efficiencies by sub-advisors only having to manage one pool of assets. Old Mutual Capital anticipates that the net fees paid by shareholders under the fund of funds structure would be no higher than the fees they are currently paying under the fund of managers structure under current asset levels, market conditions, and expense limitation arrangements through at least December 31, 2008.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-08-247 02/2008

OLD MUTUAL FUNDS I

Old Mutual VA Asset Allocation Conservative Portfolio

Old Mutual VA Asset Allocation Balanced Portfolio

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Old Mutual VA Asset Allocation Growth Portfolio

Supplement dated February 7, 2008

to Service Class Prospectus, dated April 23, 2007,

as previously supplemented

This Supplement updates certain information contained in the currently effective Service Class Prospectus of the above named portfolios, series funds of Old Mutual Funds I (the “Trust”). You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Fund of Funds Structure

The Board of Trustees of the Trust approved a proposal to reorganize the Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio, and Old Mutual VA Asset Allocation Growth Portfolio, (collectively, the “VA Asset Allocation Portfolios”) from a “fund of managers” structure to a “fund of funds” structure. The reorganization is scheduled for April 2008.

Under the fund of funds structure, the investment objective of each VA Asset Allocation Portfolio will remain the same as its current investment objective. Each of the VA Asset Allocation Portfolios will seek to achieve its investment objective by investing in other mutual funds (“underlying funds”) in the Old Mutual family of funds, rather than directly holding portfolio securities. Ibbotson Associates Advisors, LLC will continue to act as a sub-advisor and assist Old Mutual Capital, Inc. (“Old Mutual Capital”), the investment advisor, in allocating each VA Asset Allocation Portfolio’s assets among the underlying funds, subject to the supervision of Old Mutual Capital.

Old Mutual Capital believes that the VA Asset Allocation Portfolios and their shareholders will benefit from the fund of funds structure. For example, this structure will provide: (1) increased diversification and product flexibility through the addition of underlying funds; (2) significant reduction in proxy solicitation costs to add new investments and new sub-advisors; and (3) increased efficiencies by sub-advisors only having to manage one pool of assets. Old Mutual Capital anticipates that the net fees paid by shareholders under the fund of funds structure would be no higher than the fees they are currently paying under the fund of managers structure under current asset levels, market conditions, and expense limitation arrangements through at least December 31, 2008.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-08-246 02/2008

1